Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities:
Net loss	$ (3,269)	$ (3,707)	$ (20,129)	$ (16,801)	$ (26,240)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on warrants	(52)	(667)	(873)	(1,897)	(3,741)
Warrant issuance costs					531
Depreciation	93	56	188	244	223
Asset impairment charge			202
Stock-based compensation	211	468	1,649	2,328	3,860
Restructuring gain	(98)				(3,517)
Changes in operating assets and liabilities:
Interest receivable	32	58	79	2	105
Amounts receivable	241	(219)	(464)	5,662	2,981
Prepaid expenses and other assets	189	401	1,057	1,167	3,944
Accounts payable	(1,762)	(751)	778	1,271	(67)
Accrued liabilities other	(1,510)	268	1,801	(222)	363
Accrued clinical liabilities	(3,073)	(1,516)	(6,551)	(3,714)	2,178
Accrued compensation	22	(523)	(1,079)	(66)	(372)
Restricted cash				(21)	63
Excess lease liability				(194)	(785)
Lease obligation	(19)	(14)	(51)	100	(84)
Lease termination fees			(1,250)	(2,000)	3,250
Deferred collaboration revenue		(2,941)	(5,040)	5,040
Net cash used in operating activities	(8,995)	(9,087)	(29,683)	(9,101)	(17,308)
Financing Activities:
Proceeds from the exercise of stock options				14	30
Taxes paid related to net share settlement of equity awards	(19)		(2)	(52)	(29)
Issuance of common shares, net of share issuance costs					22,372
Net cash provided by (used in) financing activities	(19)		(2)	17,591	25,247
Investing Activities:
Purchase of investments	(5)	(24,169)	(36,504)	(24,368)	(19,446)
Proceeds from sale of investments				1,003
Proceeds from maturities of investments	9,475	17,859	47,158	21,659	24,894
Purchase of property and equipment	(1)		(46)	(371)	(82)
Net cash provided by (used in) investing activities	9,469	(6,310)	10,608	(2,077)	5,366
Effect of exchange rate changes on cash	2				(1)
Net increase (decrease) in cash and cash equivalents	457	(15,397)	(19,077)	6,413	13,304
Cash and cash equivalents at beginning of period	15,233	34,310	34,310	27,897	14,593
Cash and cash equivalents at end of period	$ 15,690	$ 18,913	$ 15,233	34,310	27,897
Supplemental Disclosure of Cash Flow Information:
Property and equipment received and accrued but not yet paid				218
ATM Financing [Member]
Financing Activities:
Proceeds from ATM Financing, net of issuance costs				$ 17,629	$ 2,874